Related party balances and transactions - Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)
Related party balances and transactions
Intangible assets other than goodwill	$ 570,703		$ 10,229,656	$ 9,267,111	$ 11,680,684
Additions to right-of-use assets		$ 66,525	11
Technical assistance fees	6,525	133,558	81,164	150,108
Administrative services	28,658	586,542	518,059	542,664
Maintenance	25,048	512,653	392,531	292,324
Interests	$ 25,244	516,676	420,499	376,008
Provision for accrued services.					$ 8,604
Buildings
Related party balances and transactions
Additions to right-of-use assets		41,771	9,771
Other
Related party balances and transactions
Additions to right-of-use assets		24,754	769
Related parties
Related party balances and transactions
Technical assistance fees		133,458	81,164	150,108
Administrative services		23,420	22,453	43,196
Revenues from Leases		2,401	23,828	72
Administrative services			190
Interests		14,922	28,633
Improvements and Major maintenance		959,489	564,563	553,405
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		7,548	100,194	43,599
Related parties | Maintenance
Related party balances and transactions
Major maintenance to concessioned assets		$ 1,572	$ 813	$ 310